MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortized cost	$ 59,615	$ 15,706
Unrealized gains	12	35
Unrealized losses	(400)	0
Fair Value	59,227	15,741
Corporate Bonds [Member] | Maturing Within One Year [Member]
Amortized cost		15,438
Unrealized gains		35
Unrealized losses		0
Fair Value		15,473
Corporate Bonds [Member] | Maturing Between One to Five Years [Member]
Amortized cost	59,072
Unrealized gains	12
Unrealized losses	(400)
Fair Value	58,684
Accured Interest [Member]
Amortized cost	543	268
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 543	$ 268